COMMITMENTS	9 Months Ended
Sep. 30, 2022
Commitments [Abstract]
COMMITMENTS	13.COMMITMENTS As of September 30, 2022, the Company is committed to payments totaling $13.3 million (December 31, 2021 - $9.3 million) for activities related to the development of the Enos system.